SEGMENT INFORMATION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Sales	$ 18,475	$ 41,708
First Customers [Member]
IfrsStatementLineItems [Line Items]
Sales	6,261	26,795
Second Customers [Member]
IfrsStatementLineItems [Line Items]
Sales	$ 4,792	$ 4,423